SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Outstanding shares, beginning		854,177,778	734,177,778	210,177,778
Weighted average exercise price, beginning		$ 0.011	$ 0.0012	$ 0.018
Granted		684,000,000	120,000,000	524,000,000
Weighted average exercise price, granted		$ 0.001	$ 0.0081	$ 0.009
Exercised
Weighted average exercise price, exercised
Granted		634,000,000
Weighted average exercise price, forfeited or expired		$ 0.009
Outstanding shares, ending	904,177,778	904,177,778	854,177,778	734,177,778
Weighted average exercise price, ending	$ 0.004	$ 0.004	$ 0.011	$ 0.0012
Outstanding weighted average remaining contract term, ending	7 years 3 days		7 years 4 months 6 days
Aggregate intrinsic value, Outstanding as of December 31, 2021	$ 342,000	$ 342,000	$ 302,400
Outstanding shares, Exercisable	851,538,893	851,538,893	379,538,904
Weighted average exercise price, exercisable	$ 0.004	$ 0.004	$ 0.013
Outstanding weighted average remaining contract term, Exercisable	7 years 14 days		6 years 5 months 1 day
Aggregate intrinsic value, exercisable	$ 339,708	$ 339,708	$ 109,200